Lisa Proch Talcott Resolution LIfe Ins. Co.* 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-791-0286 lisa.proch@talcottresolution.com * As administrator for the Registrants
April 16, 2020

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:     Union Security Life Insurance Company of New York (“Registrant”)
File No. 333-224349 Masters
Post-Effective Amendment No. 2

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form S-1.

If you have any questions, please feel free to contact me at 860-791-0286.

Very truly yours,

/s/ Lisa Proch
Lisa Proch
General Counsel

Enclosure